Subsidiaries - Summary of consolidated financial statements of subsidiaries (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of financial position -
Cash and due from banks	S/ 10,187,005	S/ 7,464,607
Financial Investments	26,857,925	26,721,991
Loans, net	49,229,448	46,520,382
Investment property	1,381,788	1,298,892	S/ 1,287,717	S/ 1,224,454
Total assets	95,503,781	89,624,779
Deposits and obligations	53,768,028	49,188,234
Due to banks and correspondents	7,562,057	9,025,930
Bonds, notes and other obligations	6,075,433	5,551,629
Insurance contract liabilities	6,354	7,260
Total liabilities	84,525,186	79,616,678
Equity attributable to IFS's shareholders	10,978,595	10,008,101	9,426,227	S/ 8,734,828
Consolidated statement of income -
Net interest and similar income	4,549,121	4,528,045	4,209,613
(Loss) recovery due to impairment on loans, net of recoveries	(1,720,179)	(1,981,818)	(830,551)
(Loss) recovery due to impairment of financial investments	(47,521)	(7,500)	(12,752)
Net gain of investment property	(3,176)
Fee income from financial services, net	1,142,943	1,178,462	1,137,386
Result from insurance activities	(538,674)	(512,994)	(566,501)
Net profit for the year attributable to IFS's shareholders	1,307,461	1,079,276	S/ 1,678,114
Interbank and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	11,666,498	8,598,513
Financial Investments	11,187,487	11,964,232
Loans, net	47,607,947	45,004,811
Investment property
Total assets	73,626,419	68,437,614
Deposits and obligations	51,144,356	46,053,607
Due to banks and correspondents	6,963,726	8,669,331
Bonds, notes and other obligations	4,669,116	4,253,188
Insurance contract liabilities
Total liabilities	64,753,475	60,380,895
Equity attributable to IFS's shareholders	8,872,944	8,056,719
Consolidated statement of income -
Net interest and similar income	3,752,432	3,712,220
(Loss) recovery due to impairment on loans, net of recoveries	(1,719,913)	(1,981,988)
(Loss) recovery due to impairment of financial investments	(982)	15
Net gain of investment property
Fee income from financial services, net	791,815	813,279
Result from insurance activities
Net profit for the year attributable to IFS's shareholders	1,007,353	856,149
Interseguro [Member]
Consolidated statement of financial position -
Cash and due from banks	203,945	266,311
Financial Investments	13,669,514	12,776,783
Loans, net
Investment property	1,381,788	1,298,892
Total assets	15,706,165	14,741,746
Deposits and obligations
Due to banks and correspondents	301,139	215,560
Bonds, notes and other obligations	335,007	244,599
Insurance contract liabilities	12,385,525	12,068,741
Total liabilities	14,526,553	13,709,303
Equity attributable to IFS's shareholders	1,179,612	1,032,443
Consolidated statement of income -
Net interest and similar income	771,400	778,649
(Loss) recovery due to impairment on loans, net of recoveries
(Loss) recovery due to impairment of financial investments	(45,910)	(7,858)
Net gain of investment property	60,260	7,111
Fee income from financial services, net	(10,628)	(13,431)
Result from insurance activities	(169,750)	(178,379)
Net profit for the year attributable to IFS's shareholders	269,568	359,550
Inteligo and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	533,575	844,965
Financial Investments	1,986,408	1,855,074
Loans, net	1,622,503	1,519,659
Investment property
Total assets	4,316,010	4,374,266
Deposits and obligations	2,929,343	3,311,719
Due to banks and correspondents	265,772	84,004
Bonds, notes and other obligations
Insurance contract liabilities
Total liabilities	3,271,899	3,453,408
Equity attributable to IFS's shareholders	1,044,111	920,858
Consolidated statement of income -
Net interest and similar income	69,694	85,556
(Loss) recovery due to impairment on loans, net of recoveries	(266)	170
(Loss) recovery due to impairment of financial investments	(585)	347
Net gain of investment property
Fee income from financial services, net	170,955	146,223
Result from insurance activities
Net profit for the year attributable to IFS's shareholders	S/ 137,336	S/ 36,180